Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 - Related Party Transactions

Due to Related Party

The Company and other related entities have a commonality of ownership and/or management control, and as a result, the reported operating results and /or financial position of the Company could significantly differ from what would have been obtained if such entities were autonomous.

The Company has a Master Services Agreement (“MSA”) with a related party, Autotelic Inc., effective January 1, 2015. Autotelic Inc. owns less than 10% of the Company. The MSA states that Autotelic Inc. will provide business functions and services to the Company and allows Autotelic Inc. to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company. The MSA between Marina and Autotelic Inc. was effective on the reverse merger date of November 15, 2016.

During the period commencing January 1, 2015 (the “Effective Date”) and ending on the date that the Company has completed an equity offering of either common or preferred stock in which the gross proceeds therefrom is no less than $10,000,000 (the “Equity Financing Date”), the Company shall pay Autotelic the following compensation: cash in an amount equal to the actual labor cost (paid on a monthly basis), plus warrants for shares of the Company’s common stock with a strike price equal to the fair market value of the Company’s common stock at the time said warrants are issued. The Company shall also pay Autotelic for the services provided by third party contractors plus 20% mark up. The warrant price per share is calculated based on the Black-Scholes model.

After the Equity Financing Date, the Company shall pay Autotelic Inc. a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).

In accordance with the MSA, Autotelic Inc. billed the Company for personnel and service expenses Autotelic Inc. incurred on behalf of the Company. Personnel cost charged by Autotelic Inc. were $158,140 and $41,991 for the three months ended on March 31, 2017 and 2016, respectively. For the three months ended March 31, 2017 and 2016, Autotelic Inc. billed a total of $213,103 and $72,231, including personnel costs (above), respectively. The unpaid balance of $200,333 is recorded as due to related party in the accompanying balance as of March 31, 2017. The Company agreed to issue warrants at a future date for the remaining balance due of $178,572, which is included in accrued expenses as of March 31, 2017.

Convertible Notes Payable

In July 2016, IThena issued convertible promissory notes with an aggregate principal balance of $50,000 to related-party investors. Borrowings under each of these convertible notes bore interest at 3% per annum and these notes mature on June 30, 2018. Upon the completion of certain funding events, the Company has the right to convert the outstanding principal amount of these notes into shares of the Company’s common stock at $1.80 per share. The notes were assumed by Autotelic Inc. on November 15, 2016 as part of its acquisition of the technology asset (IT-101).

Convertible Notes Payable, Dr. Trieu

In connection with the Merger, Marina entered into the Line Letter dated November 15, 2016 with Dr. Trieu, our Chairman of the Board, for an unsecured line of credit in an amount not to exceed $540,000, to be used for current operating expenses, as described in Note 1 above. Dr. Trieu has advanced an aggregate of $475,064     under the Line Letter as of March 31, 2017. Accrued interest on the Line Letter was $5,450 as of March 31, 2017 and is included in convertible notes payable to related parties on the accompanying balance sheets.

On April 4, 2017, the Company entered into a Line Letter with Autotelic Inc., a stockholder of IThenaPharma that became the holder of 5,255,354 shares of Marina common stock as a result of the Merger, and an entity of which Dr. Trieu serves as Chairman of the Board, for an unsecured line of credit in an amount not to exceed $500,000, to be used for current operating expenses. Autotelic Inc. will consider requests for advances under the Line Letter until September 1, 2017. Autotelic Inc. shall have the right at any time for any reason in its sole and absolute discretion to terminate the line of credit available under the Line Letter or to reduce the maximum amount available thereunder without notice; provided, that Autotelic Inc. agreed that it shall not demand the repayment of any advances that are made under the Line Letter prior to the earlier of: (i) October 4, 2017; and (ii) the date on which (x) we make a general assignment for the benefit of our creditors, (y) we apply for or consents to the appointment of a receiver, a custodian, a trustee or liquidator of all or a substantial part of our assets or (z) we cease operations. Advances made under the Line Letter shall bear interest at the rate of five percent (5%) per annum, shall be evidenced by the Demand Promissory Note issued to Autotelic Inc., and shall be due and payable upon demand by Autotelic, Inc.

Note 4 - Related Party Transactions

Due to Related Party

The Company and other related entities have a commonality of ownership and/or management control, and as a result, the reported operating results and /or financial position of the Company could significantly differ from what would have been obtained if such entities were autonomous.

The Company has a Master Services Agreement (“MSA”) with a related party, Autotelic Inc., effective January 1, 2015. Autotelic Inc. owns less than 10% of the Company. The MSA states that Autotelic Inc. will provide business functions and services to the Company and allows Autotelic Inc. to charge the Company for these expenses paid on its behalf. The MSA includes personnel costs allocated based on amount of time incurred and other services such as consultant fees, clinical studies, conferences and other operating expenses incurred on behalf of the Company.  The MSA between Marina and Autotelic Inc. was effective on the reverse merger date of November 15, 2016.

During the period commencing January 1, 2015 (the “Effective Date”) and ending on the date that the Company has completed an equity offering of either common or preferred stock in which the gross proceeds therefrom is no less than $10,000,000 (the “Equity Financing Date”), the Company shall pay Autotelic the following compensation: cash in an amount equal to the actual labor cost (paid on a monthly basis), plus warrants  for shares of the Company’s common stock with a strike price equal to the fair market value of the Company’s common stock at the time said warrants are issued. The Company shall also pay Autotelic for the services provided by third party contractors plus 20% mark up. The warrant price per share is calculated based on the Black-Scholes model.

After the Equity Financing Date, the Company shall pay Autotelic Inc. a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).

In accordance with the MSA, Autotelic Inc. billed the Company for personnel and service expenses Autotelic Inc. incurred on behalf of the Company.

Personnel cost charged by Autotelic Inc. were $166,550 and $236,594 for the years ended on December 31, 2016 and 2015, respectively.

For the years ended December 31, 2016 and 2015 Autotelic Inc. billed a total of $344,563 and $332,866, respectively. Of the total expenses billed by Autotelic Inc., $232,610 and $278,716 was paid in cash, $83,166 and $59,525 was recorded as due to related party in the accompanying balance sheet, and the Company agreed to issue warrants for the remaining amount due of $47,791 and $36,470, respectively. See warrant liability below for warrants issued to Autotelic Inc. to pay for services performed relating to the MSA.

The number of shares to be purchased under the warrant and the exercise price will be determined at the date the warrants are issued in the future. The related liability has been classified as long-term in accordance with ASC Topic 210-10-45, Balance Sheet - Other Presentation Matters.

On November 15, 2016, simultaneously with the merger with IThena, Autotelic Inc. acquired a technology asset (IT-101), and IThena’s investment of $479 in foreign entity from the Company. In exchange for these assets, Autotelic Inc. agreed to cancel its stock purchase warrant agreements, received all of IThena’s then cash balance as payment against the liabilities and agreed to assume the remaining debts and liabilities of IThena, including accounts payable of $71,560, accrued expenses of $11,470, due to related party of $5,375, other liabilities of $118,759, convertible note of $50,000, and accrued interest payable of $567. The Company recognized contributed capital of $257,252.

Other Liability, Autotelic Inc.

In December 2015, the Company had issued 47,374, 40,132, and 30,214 warrants to Autotelic Inc. for shares of the Company’s common stock with a strike price at $2.76, which was equal to the fair market value of the Company’s common stock at the time the warrants were issued, and represented the 100% markup of the personnel service from January 1 to March 31, 2015, April 1 to June 30, 2015, and July 1 to September 30, 2015, respectively.

In February 2016, the Company had issued 21,453 warrants to Autotelic Inc. for shares of the Company’s common stock with a strike price at $2.76, which was equal to the fair market value of the Company’s common stock at the time the warrants were issued, and represented the 100% markup of the personnel service from October 1 to December 31, 2015.

The Company recorded warrant liability of $36,470 as of December 31, 2015. The liability as of November 15, 2016 was $118,759 when it was assumed by Autotelic Inc. as part of its acquisition of the technology asset (IT-101).

Convertible Notes Payable

In July 2016, IThena issued convertible promissory notes with an aggregate principal balance of $50,000 to related-party investors. Borrowings under each of these convertible notes bore interest at 3% per annum and these notes mature on June 30, 2018. Upon the completion of certain funding events, the Company has the right to convert the outstanding principal amount of these notes into shares of the Company’s common stock at $1.80 per share. The notes were assumed by Autotelic Inc. on November 15, 2016 as part of its acquisition of the technology asset (IT-101).

Convertible Notes Payable, Dr. Trieu

In connection with the Merger, Marina entered into a Line Letter dated November 15, 2016 with Dr. Trieu, our Chairman of the Board, for an unsecured line of credit in an amount not to exceed $540,000, to be used for current operating expenses. Dr. Trieu will consider requests for advances under the Line Letter until April 30, 2017. Dr. Trieu shall have the right at any time for any reason in his sole and absolute discretion to terminate the line of credit available under the Line Letter or to reduce the maximum amount available thereunder without notice; provided, that Dr. Trieu agreed that he shall not demand the repayment of any advances that are made under the Line Letter prior to the earlier of: (i) May 15, 2017; and (ii) the date on which (x) we make a general assignment for the benefit of our creditors, (y) we apply for or consents to the appointment of a receiver, a custodian, a trustee or liquidator of all or a substantial part of our assets or (z) we cease operations. Dr. Trieu has advanced an aggregate of $250,000 under the Line Letter. Advances made under the Line Letter shall bear interest at the rate of five percent (5%) per annum, shall be evidenced by the Demand Promissory Note issued by us to Dr. Trieu, and shall be due and payable upon demand by Dr. Trieu.

Dr. Trieu shall have the right, exercisable by delivery of written notice thereof (the “Election Notice”), to either: (i) receive repayment for the entire unpaid principal amount advanced under the Line Letter and the accrued and unpaid interest thereon on the date of the delivery of the Election Notice (the “Outstanding Balance”) or (ii) convert the Outstanding Balance into such number of shares of our common stock as is equal to the quotient obtained by dividing (x) the Outstanding Balance by (y) $0.10 (such price, the “Conversion Price”, and the number of shares of common stock to be issued pursuant to the foregoing formula, the “Conversion Shares”); provided, that in no event shall the Conversion Price be lower than the lower of (x) $0.28 per share or (y) the lowest exercise price of any securities that have been issued by us in a capital raising transaction (and that would otherwise reduce the exercise price of any other outstanding warrants issued by us) during the period between November 15, 2016 and the date of the delivery of the Election Notice. No capital raising transactions have occurred through the date of this filing with securities at a price lower than $0.28 per share.